RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
		As of September 30,
Accounts	Name of related parties	2025	2024
Related party payables	Shareholder, HUANG Jian Cong	$-	$71,740
Related party payables	Affiliates of the Company	13,064	145,166
Related party receivables	Shareholder, HUANG Jian Cong	177,658	-